Company Premises and Equipment (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Total premises and equipment	$ 7,798,000	$ 6,824,000
Less: accumulated depreciation and amortization	(3,308,000)	(2,960,000)
Premises and equipment, net	4,490,000	3,864,000
Depreciation and amortization expense	348,000	337,000
Future minimum rental payments under operating leases [Abstract]
2015	140,000
2016	107,000
2017	31,000
Total minimum lease payments	278,000
Rent expense	134,600	140,000
Northfield Lease [Member]
Operating Leased Assets [Line Items]
Non cancelable operating lease agreements term	5 years
Number of 5-years renewal option	1
Philadelphia Lease [Member]
Operating Leased Assets [Line Items]
Non cancelable operating lease agreements term	10 years
Number of 5-years renewal option	2
Land [Member]
Property, Plant and Equipment [Line Items]
Total premises and equipment	820,000	820,000
Building and Improvements [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	12 years
Total premises and equipment	4,947,000	4,091,000
Furniture and Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	9 years 7 months 6 days
Total premises and equipment	$ 2,031,000	$ 1,913,000